Investment and Fair Value Measurement (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Investment and Fair Value Measurement [Line Items]
Equity method investment amounted	$ 77,200
Non-marketable investments	$ 2,600,000
Voting rights description	Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Ownership interest	97.27%
Temporary impairment	$ 77,200
Convertible Notes Payable [Member]
Investment and Fair Value Measurement [Line Items]
Non-marketable investments	$ 15,100,000
Series of Individually Immaterial Business Acquisitions [Member]
Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%
Series of Individually Immaterial Business Acquisitions [Member] | Libra [Member]
Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%
Libra [Member]
Investment and Fair Value Measurement [Line Items]
Ownership interest	97.27%
Libra [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Investment and Fair Value Measurement [Line Items]
Voting interest	48.33%